Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 7 – OTHER CURRENT LIABILITIES

	As of December 31,
	2018	2017
Accrued payroll and related taxes	$111,076	$16,424
Provision for vacation	12,807	5,392
Accrued expenses	87,540	87,975
	$211,423	$109,791